Retirement Plans - Schedule of Target Allocation and Expected Long-Term Rate of Return by Asset Category (Detail)	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%	100.00%
Equity Securities in Financial Institutions [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	48.00%	47.50%
Equity Securities in Financial Institutions [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	20.00%
Equity Securities in Financial Institutions [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	50.00%
Total Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	51.90%	52.10%
Total Debt Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	30.00%
Total Debt Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	60.00%
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	0.10%	0.40%
Money Market Funds [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	20.00%
Money Market Funds [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	30.00%